CONCENTRATION OF CREDIT RISK	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK

4.	CONCENTRATION OF CREDIT RISK

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of its cash equivalents and trade receivables. The Company’s cash balances sometimes exceed the United States’ Federal Deposit Insurance Corporation insurance limits. The Company mitigates this risk by placing its cash and cash equivalents with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution. To date, the Company has not recognized any losses caused by uninsured balances.

Trade receivables included in the Company’s receivable balance are $6,164 as of June 30, 2024 (September 30, 2023 - $73,021). For the nine months ended June 30, 2024 and 2023, the Company had two significant customers that accounted for approximately 100% and 92%, respectively, of our total oil, and natural gas revenues. For the three months ended June 30, 2024 and 2023, the Company had two significant customers that accounted for approximately nil% and 93%, respectively, of our total oil, and natural gas revenues. The Company routinely assesses the financial strength of its customers. The non-trade receivable balance consists of goods and services tax (“GST”) recoverable of $13,962. GST recoverable is due from the Canadian Government. Management believes that the Company is not exposed to significant credit risk. During the nine months ended June 30, 2024, the Company recognized $9,587 (2023 - $nil) in credit losses on its receivables. During the three months ended June 30, 2024, the Company recognized $nil (2023 - $nil) in credit losses on its receivables.

PERMEX PETROLEUM CORPORATION

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE AND NINE MONTHS ENDED JUNE 30, 2024

(UNAUDITED)

4. CONCENTRATION OF CREDIT RISK

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of its cash equivalents and trade receivables. The Company’s cash balances sometimes exceed the United States’ Federal Deposit Insurance Corporation insurance limits. The Company mitigates this risk by placing its cash and cash equivalents with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution. To date, the Company has not recognized any losses caused by uninsured balances.

The majority of the Company’s receivable balance is concentrated in trade receivables, with a balance of $73,021 as of September 30, 2023 (September 30, 2022 - $91,928). For the years ended September 30, 2023 and 2022, we had three significant customers that accounted for approximately 99% and 83%, respectively, of our total oil, and natural gas revenues. Two customers represented $42,704 (59%) of the trade receivable balance. The Company routinely assesses the financial strength of its customers. The non-trade receivable balance consists of GST recoverable of $5,420. GST recoverable is due from the Canadian Government. It is in management’s opinion that the Company is not exposed to significant credit risk. To date, the Company has not recognized any credit losses on its receivables.